Related -Party Transactions (Details) - USD ($)	Dec. 31, 2021	Apr. 30, 2021	Apr. 26, 2021	Dec. 31, 2020
Related party transactions
Due to related parties				$ 35,685
IPO
Related party transactions
Due to related parties			$ 31,500
Major shareholders and co-founders
Related party transactions
Due to related parties	$ 35,685			$ 0
Major shareholders and co-founders | IPO
Related party transactions
Due to related parties		$ 31,500